Basis of Preparation (Details 1) - USD ($)	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Property, premises and equipment
Right of use assets	$ 1,513,661	$ 1,715,606	$ 1,715,606
Other liabilities
Lease liabilities	$ 1,563,389	1,715,606	$ 1,715,606
Total equity